Cash Flow Information	12 Months Ended
Jun. 30, 2022
Disclosure Of Cash Flow Information Explanatory Abstract
Cash Flow Information

Note 16. Cash Flow Information

(a)	Reconciliation of cash flow from operations with loss after income tax

	30 June 2022 A$	30 June 2021 A$	30 June 2020 A$

Net Loss for the Year	(2,854,254)	(8,384,465)	(2,927,206)

Adjustments for
Depreciation expense	26,613	43,662	44,056
Lease modification	15,993	-	-
Distribution costs	35,000	-	70,000
Expected credit losses	8,809	(30,055)	(3,991)
Finance costs	6,184	13,761	21,631
Finance income	(21,785)	(9,204)	-
Leave provision expense	45,470	53,610	19,717
Share-based payments (income)/expenses	94,891	2,116,013	(533,912)
Unrealized net foreign currency gains	(234,794)	592,243	(18,883)
Change in operating assets and liabilities:
Add decrease in trade and other receivables	(336,998)	23,037	641,236
Add (increase) / decrease in inventories	275,605	960,920	(113,635)
Add (increase) / decrease in other operating assets	(494,143)	(45,065)	16,096
Add (decrease) / increase in trade and other payables	285,616	586,796	(362,437)
	(3,147,793)	(4,078,747)	(3,147,328)

(b)	Non-cash financing and investing activities

See note 17 for details regarding issues of options to employees and for details surrounding the issue of shares to suppliers.